RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In connection with the preparation of the Company’s financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly valued its Class A common stock subject to possible redemption. The Company previously determined the Class A common stock subject to possible redemption to be equal to the redemption value of $10.00 per share of Class A common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Class A common stock issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all shares of Class A common stock subject to possible redemption, resulting in the Class A common stock subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification error related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A common stock.
In connection with the change in presentation for the Class A common stock subject to redemption, the Company also restated its income (loss) per common stock calculated to allocate net income (loss) evenly to Class A and Class B common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock pro rata in the income (loss) of the Company. There is no impact to the reported amounts for total assets, total liabilities, cash flows, or net income (loss).
The impact of the restatement on the Company’s financial statements is reflected in the following table.
	As Previously Reported	Adjustment	As Restated
Balance Sheet as of August 18, 2020 (audited)
Class A common stock subject to possible redemption	$176,443,060	$ 23,556,940	$200,000,000
Class A common stock	$ 301	$ (236)	$ 65
Additional paid-in capital	$ 5,837,483	$ (5,837,483)	$—
Accumulated deficit	$ (838,356)	$(17,719,221)	$(18,557,577)
Total Stockholders' Equity (Deficit)	$ 5,000,003	$(23,556,940)	$(18,556,937)

Balance Sheet as of September 30, 2020 (unaudited)
Class A common stock subject to possible redemption	$205,177,310	$ 24,822,690	$230,000,000
Class A common stock	$ 313	$ (248)	$ 65
Additional paid-in capital	$ 5,453,221	$ (5,453,221)	$—
Accumulated deficit	$ (454,099)	$(19,369,221)	$(19,823,320)
Total Stockholders' Equity (Deficit)	$ 5,000,010	$(24,822,690)	$(19,822,680)

Balance Sheet as of December 31, 2020 (audited)
Class A common stock subject to possible redemption	$203,568,640	$ 26,431,360	$230,000,000
Class A common stock	$ 329	$ (264)	$ 65
Additional paid-in capital	$ 7,061,874	$ (7,061,874)	$—
Accumulated deficit	$ (2,062,769)	$(19,369,222)	$(21,431,991)
Total Stockholders’ Equity (Deficit)	$ 5,000,009	$(26,431,360)	$(21,431,351)

Balance Sheet as of March 31, 2021 (unaudited)
Class A common stock subject to possible redemption	$208,210,350	$ 21,789,650	$230,000,000
Class A common stock	$ 283	$ (218)	$ 65
Additional paid-in capital	$ 2,420,210	$ (2,420,210)	$—
Accumulated deficit	$ 2,578,941	$(19,369,222)	$(16,790,281)
Total Stockholders' Equity (Deficit)	$ 5,000,009	$(21,789,650)	$(16,789,641)

Balance Sheet as June 30, 2021 (unaudited)
Class A common stock subject to possible redemption	$203,540,920	$ 26,459,080	$230,000,000
Class A common stock	$ 330	$ (265)	$ 65
Additional paid-in capital	$ 7,089,593	$ (7,089,593)	$—
Accumulated deficit	$ (2,090,494)	$(19,369,222)	$(21,459,716)
Total Stockholders' Equity (Deficit)	$ 5,000,004	$(26,459,080)	$(21,459,076)

Statement of Operations for the Three Months Ended September 30, 2020 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Common Stock	18,952,768	(8,094,616)	10,858,152
Basic and diluted net (loss) per share, Class A	$—	$ (0.03)	$ (0.03)
Basic and diluted weighted average shares outstanding, Class B Common Stock	3,374,881	(1,926,749)	5,301,630
Basic and diluted net (loss) per share, Class B Common Stock	$—	$ (0.03)	$ (0.03)

Statement of Operations for the Nine Months Ended September 30, 2020 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Common Stock	18,952,768	(15,306,965)	3,645,803
Basic and diluted net (loss) per share, Class A	$—	$ (0.05)	$ (0.05)
	As Previously Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, Class B Common Stock	3,424,425	1,494,371	4,918,796
Basic and diluted net (loss) per share, Class B Common Stock	$—	$ (0.05)	$ (0.05)
Statement of Operations for the Year Ended December 31, 2020 (audited)
Basic and diluted weighted average shares outstanding, Class A Common Stock	20,323,974	(11,649,794)	20,505,492
Basic and diluted net (loss) per share, Class A	$—	$ (0.15)	$ (0.08)
Basic and diluted weighted average shares outstanding, Class B Common Stock	2,318,726	2,809,006	5,127,732
Basic and diluted net (loss) per share, Class B Common Stock	$ (0.89)	$ 0.74	$ (0.08)

Statement of Operations for the Three Months Ended March 31, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Common Stock	21,693,414	1,956,586	23,650,000
Basic and diluted net (loss) per share, Class A	$—	$ 0.16	$ 0.16
Basic and diluted weighted average shares outstanding, Class B Common Stock	9,043,136	(3,293,136)	5,750,000
Basic and diluted net (loss) per share, Class B Common Stock	$ 0.51	$ (0.35)	$ 0.16

Statement of Operations for the Three Months Ended June 30, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Common Stock	20,821,035	2,828,965	23,650,000
Basic and diluted net (loss) per share, Class A	$—	$ (0.16)	$ (0.16)
Basic and diluted weighted average shares outstanding, Class B Common Stock	8,485,715	(2,735,715)	5,750,000
Basic and diluted net (loss) per share, Class B Common Stock	$ (0.54)	$ 0.38	$ (0.16)

Statement of Operations for the Six Months Ended June 30, 2020 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Common Stock	21,926,782	1,723,218	23,650,000
Basic and diluted weighted average shares outstanding, Class B Common Stock	8,809,768	(3,059,768)	5,750,000

Statement of Cash Flows for the Nine Months Ended September 30, 2020 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$204,793,060	$25,206,940	$230,000,000
Change in value of Class A common stock subject to possible redemption	$ 384,250	$ (384,250)	$—

Statement of Cash Flows for the Year Ended December 31, 2020 (audited)
Initial classification of Class A common stock subject to possible redemption	$204,793,060	$ 25,206,940	$230,000,000
Change in value of Class A common stock subject to possible redemption	$ (1,224,420)	$ 1,224,420	$—

	As Previously Reported	Adjustment	As Restated
Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited)
Change in value of Class A common stock subject to possible redemption	$ 4,641,710	$ (4,641,710)	$—

Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited)
Change in value of Class A common stock subject to possible redemption	$ (27,720)	$ 27,720	$—

Statement of Changes in Stockholders' Equity (Deficit) for the Period Ended September 30, 2020 (unaudited)
Sale of 23,000,000 Units, net of underwriting discounts	204,482,544	(204,482,544)	—
Class A common stock subject to possible redemption	(205,177,310)	205,177,310	—
Accretion to common stock subject to redemption amount	—	(25,517,456)	(25,517,456)
Total Stockholders' Equity	5,000,010	(24,822,690)	(19,822,680)

Statement of Changes in Stockholders' Equity (Deficit) for the Year Ended December 30, 2020 (audited)
Change in value of common stock subject to redemption	1,608,670	(1,608,670)	—
Total Stockholders' Equity	5,000,009	(26,431,360)	(21,431,351)

Statement of Changes in Stockholders' Equity (Deficit) for the Period Ended March 31, 2021 (unaudited)
Change in value of common stock subject to redemption	(4,641,710)	(4,641,710)	—
Total Stockholders' Equity	5,000,009	(21,789,650)	(16,789,641)

Statement of Changes in Stockholders' Equity (Deficit) for the Period Ended June 30, 2021 (unaudited)
Change in value of common stock subject to redemption	4,669,430	(4,669,430)	—
Total Stockholders' Equity	5,000,004	(26,459,080)	(21,459,076)

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Amendment #1
The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender offer or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of stock, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).
On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement (the “Warrant Agreement”). Additionally, the Company revised the Statement of Changes in Stockholders’ Equity to present temporary equity separate from permanent equity, which allows for better alignment to the presentation of the Company’s Balance Sheets.
In further consideration of the SEC Statement, the Company’s management further evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the tender offer provision fails the “classified in stockholders’ equity” criteria as contemplated by ASC Section 815-40-25.
As a result of the above, the Company should have classified the Warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Warrants at the end of each reporting period as well as re-evaluate the treatment of the warrants (including on August 18, 2020, September 30, 2020 and December 31, 2020) and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.
The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported investments held in trust, operating expenses, cash flows or cash.
	As Previously Reported	Adjustments	As Restated Per Amendment #1
Balance sheet as of August 18, 2020
Warrant liability	$—	$13,602,000	$13,602,000
Total Liabilities	7,176,121	13,602,000	20,778,121
Class A Common Stock Subject to Possible Redemption	190,045,060	(13,602,000)	176,443,060
Class A Common Stock	165	136	301
Additional Paid-in Capital	5,000,263	837,220	5,837,483
Accumulated Deficit	(1,000)	(837,356)	(838,356)
	5,000,003	—	5,000,003
Number of Class A common stock subject to redemption	19,004,506	(1,360,200)	17,644,306

Balance sheet as of September 30, 2020 (unaudited)
Warrant liability	$—	$13,135,500	$13,135,500
Total Liabilities	8,126,283	13,135,500	21,261,783
Class A Common Stock Subject to Possible Redemption	218,312,810	(13,135,500)	205,177,310
Class A Common Stock	182	131	313
Additional Paid-in Capital	5,082,496	370,725	5,453,221
Accumulated Deficit	(83,243)	(370,856)	(454,099)
	5,000,010	—	5,000,010
Number of Class A common stock subject to redemption	21,831,281	(1,313,550)	20,517,731

	As Previously Reported	Adjustments	As Restated Per Amendment #1
Balance sheet as of December 31, 2020
Warrant liability	$—	$13,365,500	$13,365,500
Total Liabilities	9,219,008	13,365,500	22,584,508
Class A Common Stock Subject to Possible Redemption	216,934,140	(13,365,500)	203,568,640
Class A Common Stock	196	133	329
Additional Paid-in Capital	6,461,152	600,722	7,061,874
Accumulated Deficit	(1,461,914)	(600,855)	(2,062,769)
	5,000,009	—	5,000,009
Number of Class A common stock subject to redemption	21,693,414	(1,336,550)	20,356,864

Statement of Operations for the Three months ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	—	466,499	466,499
Transaction costs	—	(837,355)	(837,355)
Net loss	$(82,243)	$(370,856)	$(453,099)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	—	18,952,768	18,952,768
Basic and diluted net earnings per share, common stock subject to possible redemption	0.00	—	0.00
Weighted average non-redeemable common shares outstanding, basic and diluted	5,952,197	(2,577,316)	3,374,881
Basic and diluted net loss per non-redeemable common share	$(0.02)	0.02	0.00

Statement of Operations for the Nine months ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	—	466,499	466,499
Transaction costs	—	(837,355)	(837,355)
Net loss	$(82,243)	$(370,856)	$(453,099)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	15,112,852	3,839,915	18,952,768
Basic and diluted net earnings per share, common stock subject to possible redemption	0.00	—	0.00
Weighted average non-redeemable common shares outstanding, basic and diluted	3,895,358	(470,933)	3,424,425
Basic and diluted net loss per non-redeemable common share	(0.02)	0.02	0.00

Statement of Operations for the Year ended December 31, 2020
Change in fair value of warrant liability	—	236,500	236,500
Transaction costs	—	(837,355)	(837,355)
Net loss	$(1,460,914)	$(600,855)	$(2,061,769)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	16,131,141	4,192,832	20,323,974
Basic and diluted net earnings per share, common stock subject to possible redemption	0.00	—	0.00
Weighted average non-redeemable common shares outstanding, basic and diluted	4,542,198	(2,223,472)	2,318,726
Basic and diluted net loss per non-redeemable common share	$(0.32)	(0.57)	(0.89)
Cash Flow Statement for the Nine months ended September 30, 2020 (unaudited)
Net loss	$(82,243)	$(370,856)	$(453,099)
Allocation of initial public offering costs	—	837,356	837,356
Initial classification of warrant liability	—	13,602,000	13,602,000
Initial classification of common stock subject to possible redemption	218,395,060	(13,602,000)	204,793,060
Change in value of common stock subject to possible redemption	(82,250)	466,500	384,250
	As Previously Reported	Adjustments	As Restated Per Amendment #1
Cash Flow Statement for the Year ended December 31, 2020 (audited)
Net loss	$(1,460,914)	$(600,856)	$(2,061,770)
Allocation of initial public offering costs	—	837,356	837,356
Initial classification of warrant liability	—	13,602,000	13,602,000
Initial classification of common stock subject to possible redemption	218,395,060	(13,602,000)	204,793,060
Change in value of common stock subject to possible redemption	(1,460,920)	236,500	(1,224,420)
Amendment #2
In connection with the preparation of the Company’s financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly valued its Class A common stock subject to possible redemption. The Company previously determined the Class A common stock subject to possible redemption to be equal to the redemption value of $10.00 per share of Class A common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Class A common stock issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all shares of Class A common stock subject to possible redemption, resulting in the Class A common stock subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification error related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A common stock.
In connection with the change in presentation for the Class A common stock subject to redemption, the Company also restated its income (loss) per common stock calculated to allocate net income (loss) evenly to Class A and Class B common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock pro rata in the income (loss) of the Company. There is no impact to the reported amounts for total assets, total liabilities, cash flows, or net income (loss).
The impact of the restatement on the Company’s financial statements is reflected in the following table.
	As Reported Per Amendment #1	Adjustment	As Restated Per Amendment #2
Balance Sheet as of August 18, 2020
Class A common stock subject to possible redemption	$176,443,060	$23,556,940	$200,000,000
Class A common stock	$301	$(236)	$65
Additional paid-in capital	$5,837,483	$(5,837,483)	$—
Accumulated deficit	$(838,356)	$(17,719,221)	$(18,557,577)
Total Stockholders' Equity (Deficit)	$5,000,003	$(23,556,940)	$(18,556,937)

Balance Sheet as of September 30, 2020 (unaudited)
Class A common stock subject to possible redemption	$205,177,310	$24,822,690	$230,000,000
Class A common stock	$313	$(248)	$65
Additional paid-in capital	$5,453,221	$(5,453,221)	$—
Accumulated deficit	$(454,099)	$(19,369,221)	$(19,823,320)
Total Stockholders' Equity (Deficit)	$5,000,010	$(24,822,690)	$(19,822,680)

	As Reported Per Amendment #1	Adjustment	As Restated Per Amendment #2
Balance Sheet as of December 31, 2020
Class A common stock subject to possible redemption	$203,568,640	$ 26,431,360	$230,000,000
Class A common stock	$ 329	$(264)	$ 65
Additional paid-in capital	$ 7,061,874	$ (7,061,874)	$—
Accumulated deficit	$ (2,062,769)	$ (19,369,222)	$(21,431,991)
Total Stockholders’ Equity (Deficit)	$ 5,000,009	$ (26,431,360)	$(21,431,351)

Statement of Operations for the Three Months Ended September 30, 2020 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Common Stock	18,952,768	(8,094,616)	10,858,152
Basic and diluted net (loss) per share, Class A	$—	$(0.03)	$(0.03)
Basic and diluted weighted average shares outstanding, Class B Common Stock	3,374,881	(1,926,749)	5,301,630
Basic and diluted net (loss) per share, Class B Common Stock	$—	$(0.03)	$(0.03)

Statement of Operations for the Nine Months Ended September 30, 2020 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Common Stock	18,952,768	(15,306,965)	3,645,803
Basic and diluted net (loss) per share, Class A	$—	$(0.05)	$(0.05)
Basic and diluted weighted average shares outstanding, Class B Common Stock	3,424,425	1,494,371	4,918,796
Basic and diluted net (loss) per share, Class B Common Stock	$—	$(0.05)	$(0.05)

Statement of Operations for the Year Ended December 31, 2020
Basic and diluted weighted average shares outstanding, Class A Common Stock	20,323,974	(11,649,794)	8,674,180
Basic and diluted net (loss) per share, Class A	$—	$(0.15)	$(0.15)
Basic and diluted weighted average shares outstanding, Class B Common Stock	2,318,726	2,809,006	5,127,732
Basic and diluted net (loss) per share, Class B Common Stock	$(0.89)	$0.74	$(0.15)

Statement of Cash Flows for the Nine Months Ended September 30, 2020 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$204,793,060	$ 25,206,940	$230,000,000
Change in value of Class A common stock subject to possible redemption	$384,250	$(384,250)	$—

Statement of Cash Flows for the Year Ended December 31, 2020
Initial classification of Class A common stock subject to possible redemption	$204,793,060	$25,206,940	$230,000,000
Change in value of Class A common stock subject to possible redemption	$(1,224,420)	$1,224,420	$—

	As Reported Per Amendment #1	Adjustment	As Restated Per Amendment #2
Statement of Changes in Stockholders' Equity (Deficit) for the Period Ended September 30, 2020 (unaudited)
Sale of 23,000,000 Units, net of underwriting discounts	$204,482,544	$(204,482,544)	$—
Class A common stock subject to possible redemption	$(205,177,310)	$ 205,177,310	$—
Accretion to common stock subject to redemption amount	$—	$(25,517,456)	$(25,517,456)
Total Stockholders' Equity	5,000,010	(24,822,690)	(19,822,680)

Statement of Changes in Stockholders' Equity (Deficit) for the Year Ended December 30, 2020
Change in value of common stock subject to redemption	$1,608,670	$(1,608,670)	$—
Sale of 23,000,000 Units, net of underwriting discounts	$204,482,544	$(204,482,544)	$—
Class A common stock subject to possible redemption	$(205,177,310)	$205,177,310	$—
Accretion to common stock subject to redemption amount	$—	$(25,517,456)	$(25,517,456)
Total Stockholders' Equity	$5,000,009	$(26,431,360)	$(21,431,351)